DBX ETF Trust | 1
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
CORPORATE BONDS — 97.5%
Basic Materials — 4.8%
Chemicals — 3.1%
Axalta Coating Systems Dutch
Holding B BV,144A,7.25%,
2/15/31
186,000 193,890
Axalta Coating Systems
LLC,144A,3.375%, 2/15/29
262,000 250,227
Celanese US Holdings LLC
1.40%, 8/5/26
210,000 209,229
7.165%, 7/15/27
80,000 82,291
7.35%, 11/15/28
264,000 275,500
7.33%, 7/15/29
312,000 326,668
6.50%, 4/15/30
285,000 292,424
7.55%, 11/15/30
365,000 388,573
7.00%, 2/15/31
190,000 197,086
Chemours Co.
144A,5.75%, 11/15/28
236,000 235,726
144A,4.625%, 11/15/29
240,000 230,485
Consolidated Energy Finance SA
144A,5.625%, 10/15/28
196,000 190,937
144A,12.00%, 2/15/31
215,000 226,288
FMC Corp.
3.20%, 10/1/26
200,000 199,117
3.45%, 10/1/29
182,000 166,470
Huntsman International
LLC,4.50%, 5/1/29
280,000 271,319
INEOS Finance PLC
144A,6.75%, 5/15/28
159,000 160,120
144A,7.50%, 4/15/29
257,000 255,969
INEOS Quattro Finance 2
PLC,144A,9.625%, 3/15/29
146,000 139,540
Methanex Corp.
5.125%, 10/15/27
242,000 242,141
5.25%, 12/15/29
259,000 258,791
NOVA Chemicals Corp.
144A,5.25%, 6/1/27
372,000 373,394
144A,4.25%, 5/15/29
210,000 205,185
144A,9.00%, 2/15/30
231,000 243,570
Olin Corp.
5.625%, 8/1/29
255,000 253,722
5.00%, 2/1/30
179,000 173,816
Olympus Water US Holding
Corp.
144A,4.25%, 10/1/28
298,000 290,446
144A,6.25%, 10/1/29
161,000 158,620
SCIH Salt Holdings, Inc.
144A,4.875%, 5/1/28
417,000 412,573
144A,6.625%, 5/1/29
247,000 244,628
SK Invictus Intermediate II
SARL,144A,5.00%, 10/30/29
232,000 227,694
Principal
Amount $ Value $
Tronox, Inc.
144A,4.625%, 3/15/29 (a)
389,000 310,161
144A,9.125%, 9/30/30
149,000 150,723
WR Grace Holdings
LLC,144A,5.625%, 8/15/29
418,000 400,670
(Cost $8,103,776)
8,237,993
Forest Products & Paper
— 0.2%
Domtar Corp.,144A,6.75%,
10/1/28
234,000 173,972
Glatfelter Corp.,144A,4.75%,
11/15/29 (a)
195,000 182,707
Mercer International, Inc.
144A,12.875%, 10/1/28
148,000 77,826
5.125%, 2/1/29
312,000 148,975
(Cost $801,639)
583,480
Iron/Steel — 0.9%
Cleveland-Cliffs, Inc.
144A,6.875%, 11/1/29
359,000 367,366
144A,6.75%, 4/15/30
253,000 254,572
Fortescue Treasury Pty Ltd.
144A,4.50%, 9/15/27
213,000 212,105
144A,5.875%, 4/15/30
161,000 163,916
144A,4.375%, 4/1/31
360,000 344,011
Mineral Resources Ltd.
144A,9.25%, 10/1/28
209,000 216,970
144A,8.50%, 5/1/30 (a)
305,000 315,188
144A,7.00%, 4/1/31
250,000 260,116
United States Steel
Corp.,6.875%, 3/1/29
222,000 223,049
(Cost $2,324,869)
2,357,293
Mining — 0.6%
Alcoa Nederland Holding BV
144A,4.125%, 3/31/29
150,000 146,422
144A,7.125%, 3/15/31
273,000 285,148
Alumina Pty Ltd.,144A,6.125%,
3/15/30
205,000 209,659
Arsenal AIC Parent
LLC,144A,8.00%, 10/1/30
249,000 261,210
Vedanta Resources Finance II
PLC
144A,10.875%, 9/17/29
457,000 487,126
144A,9.475%, 7/24/30
201,000 216,043
(Cost $1,566,747)
1,605,608
Communications — 17.2%
Advertising — 1.7%
Clear Channel Outdoor
Holdings, Inc.
144A,7.75%, 4/15/28
416,000 417,234
144A,7.50%, 6/1/29
258,000 259,436
144A,7.875%, 4/1/30
235,000 245,046
144A,7.125%, 2/15/31
431,000 445,897

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
Lamar Media Corp.
3.75%, 2/15/28
225,000 220,773
4.00%, 2/15/30
203,000 195,047
3.625%, 1/15/31
191,000 178,844
Neptune Bidco US, Inc.
144A,9.29%, 4/15/29
952,000 974,009
144A,10.375%, 5/15/31
426,000 445,434
Outfront Media Capital LLC /
Outfront Media Capital Corp.
144A,5.00%, 8/15/27
178,000 178,017
144A,4.25%, 1/15/29
182,000 177,769
144A,4.625%, 3/15/30
186,000 180,890
144A,7.375%, 2/15/31
168,000 175,855
Stagwell Global
LLC,144A,5.625%, 8/15/29
411,000 400,303
(Cost $4,372,769)
4,494,554
Internet — 2.1%
Arches Buyer, Inc.
144A,4.25%, 6/1/28
343,000 333,527
144A,6.125%, 12/1/28 (a)
199,000 193,197
Cogent Communications
Group LLC / Cogent Finance,
Inc.,144A,7.00%, 6/15/27 (a)
186,000 185,970
Gen Digital, Inc.
144A,6.75%, 9/30/27
346,000 348,219
144A,7.125%, 9/30/30
166,000 169,267
Getty Images, Inc.
144A,11.25%, 2/21/30
197,000 169,912
144A,10.50%, 11/15/30
232,000 205,184
Go Daddy Operating Co. LLC /
GD Finance Co., Inc.
144A,5.25%, 12/1/27
223,000 223,194
144A,3.50%, 3/1/29
292,000 274,997
ION Platform Finance US, Inc. /
ION Platform Finance SARL
144A,5.75%, 5/15/28
168,000 160,761
144A,8.75%, 5/1/29
264,000 243,716
144A,9.50%, 5/30/29
281,000 263,055
144A,9.00%, 8/1/29
173,000 159,368
Match Group Holdings II LLC
144A,5.00%, 12/15/27
164,000 163,472
144A,4.625%, 6/1/28
189,000 186,530
144A,4.125%, 8/1/30
200,000 188,368
Newfold Digital Holdings Group,
Inc.,144A,11.75%, 4/30/29 (b)
57,000 31,920
Rakuten Group, Inc.
144A,11.25%, 2/15/27
627,000 651,669
144A,9.75%, 4/15/29
740,000 809,252
Wayfair LLC
144A,7.25%, 10/31/29
262,000 269,792
144A,7.75%, 9/15/30
271,000 282,354
(Cost $5,604,686)
5,513,724
Principal
Amount $ Value $
Media — 10.3%
CCO Holdings LLC / CCO
Holdings Capital Corp.
144A,5.125%, 5/1/27
406,000 405,937
144A,5.00%, 2/1/28
940,000 931,192
144A,5.375%, 6/1/29
549,000 539,232
144A,6.375%, 9/1/29
549,000 551,850
144A,4.75%, 3/1/30
1,117,000 1,056,328
144A,4.50%, 8/15/30
1,001,000 932,330
144A,4.25%, 2/1/31
1,117,000 1,011,975
144A,7.375%, 3/1/31 (a)
384,000 389,738
CSC Holdings LLC
144A,5.50%, 4/15/27
466,000 335,933
144A,5.375%, 2/1/28
365,000 231,941
144A,7.50%, 4/1/28
375,000 126,767
144A,11.25%, 5/15/28
362,000 241,933
144A,11.75%, 1/31/29
746,000 471,664
144A,6.50%, 2/1/29
639,000 376,018
144A,5.75%, 1/15/30
819,000 212,670
144A,4.125%, 12/1/30
400,000 228,333
144A,4.625%, 12/1/30
877,000 228,352
144A,3.375%, 2/15/31
370,000 206,160
Directv Financing LLC
144A,8.875%, 2/1/30
584,000 599,523
144A,8.875%, 2/1/30
274,000 280,232
Directv Financing LLC / Directv
Financing Co.-Obligor,
Inc.,144A,10.00%, 2/15/31
747,000 782,206
Discovery Communications LLC
3.95%, 3/20/28
465,000 463,052
4.125%, 5/15/29
250,000 250,350
3.625%, 5/15/30
355,000 334,144
DISH DBS Corp.
7.75%, 7/1/26
742,000 738,926
144A,5.25%, 12/1/26
1,057,000 1,053,885
7.375%, 7/1/28
368,000 357,069
144A,5.75%, 12/1/28
932,000 915,373
5.125%, 6/1/29
537,000 486,472
DISH Network
Corp.,144A,11.75%, 11/15/27
1,277,000 1,316,517
EchoStar Corp.,10.75%, 11/30/29
1,921,000 2,088,867
EW Scripps (The)
Co.,144A,9.875%, 8/15/30
278,000 265,657
Gray Media, Inc.
144A,10.50%, 7/15/29 (a)
422,000 446,955
144A,4.75%, 10/15/30 (a)
288,000 218,431
iHeartCommunications, Inc.
144A,9.125%, 5/1/29 (a)
260,000 252,238
144A,10.875%, 5/1/30
248,000 211,369
144A,7.75%, 8/15/30
240,529 221,079
LCPR Senior Secured Financing
DAC
144A,6.75%, 10/15/27 (a)
424,000 272,174

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
144A,5.125%, 7/15/29
302,000 187,507
McGraw-Hill Education, Inc.
144A,5.75%, 8/1/28
274,000 272,558
144A,8.00%, 8/1/29
238,000 239,089
Nexstar Media, Inc.,144A,4.75%,
11/1/28
375,000 369,324
Paramount Global
2.90%, 1/15/27
238,000 234,568
3.375%, 2/15/28
182,000 176,437
3.70%, 6/1/28
180,000 174,052
4.20%, 6/1/29
182,000 173,652
4.95%, 1/15/31
464,000 432,932
Sinclair Television Group,
Inc.,144A,5.50%, 3/1/30
178,000 158,086
Sirius XM Radio, Inc.
144A,3.125%, 9/1/26
216,000 214,969
144A,5.00%, 8/1/27
456,000 455,542
144A,4.00%, 7/15/28
623,000 607,209
144A,5.50%, 7/1/29
467,000 465,439
144A,4.125%, 7/1/30
553,000 521,636
Univision Communications, Inc.
144A,4.50%, 5/1/29
400,000 380,529
144A,7.375%, 6/30/30
315,000 313,946
Versant Media Group,
Inc.,144A,7.25%, 1/30/31
369,000 383,590
Virgin Media Finance
PLC,144A,5.00%, 7/15/30
327,000 268,767
Virgin Media Secured Finance
PLC
144A,5.50%, 5/15/29
542,000 521,306
144A,4.50%, 8/15/30
330,000 287,376
Ziggo Bond Co. BV,144A,5.125%,
2/28/30
170,000 148,509
Ziggo BV,144A,4.875%, 1/15/30
368,000 344,342
(Cost $28,433,998)
27,364,237
Telecommunications — 3.1%
Altice Financing SA
144A,5.00%, 1/15/28
432,000 315,640
144A,5.75%, 8/15/29
749,000 543,390
Altice France SA
144A,9.50%, 11/1/29
484,083 492,561
144A,6.875%, 10/15/30
306,706 302,256
Connect Finco SARL / Connect
US Finco LLC,144A,9.00%,
9/15/29
740,000 782,304
Connect Holding II
LLC,144A,10.50%, 4/3/31
812,000 827,267
Hughes Satellite Systems Corp.
5.25%, 8/1/26
256,000 226,307
6.625%, 8/1/26
271,000 170,990
Iliad Holding SAS
144A,7.00%, 10/15/28
314,000 316,503
144A,8.50%, 4/15/31
347,000 367,773
Principal
Amount $ Value $
Millicom International Cellular
SA
144A,5.125%, 1/15/28
136,800 136,116
144A,6.25%, 3/25/29
227,700 229,465
144A,4.50%, 4/27/31
283,000 263,842
PR RNO Property Owner 1
LLC,144A,6.50%, 5/1/31
1,654,000 1,657,225
Uniti Group LP / Uniti Group
Finance 2019, Inc. / CSL
Capital LLC
144A,4.75%, 4/15/28
234,000 233,396
144A,6.50%, 2/15/29
401,000 396,522
Viasat, Inc.
144A,5.625%, 4/15/27
257,000 256,824
144A,6.50%, 7/15/28
116,000 115,884
Vmed O2 UK Financing I
PLC,144A,4.25%, 1/31/31
503,000 420,937
Zegona Finance
PLC,144A,8.625%, 7/15/29
239,000 250,303
(Cost $8,455,451)
8,305,505
Consumer, Cyclical — 18.0%
Airlines — 0.8%
Air Canada,144A,3.875%,
8/15/26
422,000 421,989
American Airlines,
Inc.,144A,7.25%, 2/15/28
277,000 281,142
Gol Finance, Inc.,144A,14.375%,
6/6/30
769,000 735,079
United Airlines Holdings, Inc.
4.875%, 3/1/29
373,000 368,997
5.375%, 3/1/31
364,000 360,457
(Cost $2,221,297)
2,167,664
Apparel — 0.4%
Levi Strauss & Co.,144A,3.50%,
3/1/31
201,000 185,211
Under Armour, Inc.
3.25%, 6/15/26
240,000 240,446
144A,7.25%, 7/15/30
146,000 148,399
VF Corp.
2.80%, 4/23/27
185,000 181,160
2.95%, 4/23/30
274,000 248,207
(Cost $991,711)
1,003,423
Auto Manufacturers — 1.8%
Allison Transmission, Inc.
144A,4.75%, 10/1/27
191,000 191,015
144A,5.875%, 6/1/29
173,000 174,778
144A,3.75%, 1/30/31
370,000 346,751
Aston Martin Capital Holdings
Ltd.,144A,10.00%, 3/31/29
393,000 319,603
Nissan Motor Acceptance Co.
LLC
144A,1.85%, 9/16/26
376,000 372,571
144A,5.30%, 9/13/27
173,000 172,890

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
144A,2.75%, 3/9/28
230,000 218,769
144A,7.05%, 9/15/28
238,000 244,621
144A,5.625%, 9/29/28
283,000 282,665
144A,6.125%, 9/30/30
461,000 455,541
Nissan Motor Co. Ltd.
144A,4.345%, 9/17/27
894,000 882,476
144A,7.50%, 7/17/30
364,000 377,278
144A,4.81%, 9/17/30
906,000 849,174
(Cost $4,957,051)
4,888,132
Auto Parts & Equipment
— 1.9%
Adient Global Holdings
Ltd.,144A,7.00%, 4/15/28
263,000 267,616
American Axle & Manufacturing,
Inc.,5.00%, 10/1/29
224,000 219,294
Clarios Global LP / Clarios US
Finance Co.
144A,6.75%, 5/15/28
279,000 284,243
144A,6.75%, 2/15/30
343,000 354,761
Cooper-Standard Automotive,
Inc.,144A,9.25%, 3/1/31 (a)
393,000 397,720
Cyprium Corp. / Cyprium
Holdings Luxembourg
Sarl,144A,6.125%, 4/15/31
300,000 300,853
Forvia SE,144A,8.00%, 6/15/30
(a)
183,000 193,348
Goodyear Tire & Rubber Co.
4.875%, 3/15/27
285,000 284,088
5.00%, 7/15/29
312,000 298,152
6.625%, 7/15/30
185,000 181,011
5.25%, 4/30/31 (a)
191,000 170,684
Tenneco, Inc.,144A,8.00%,
11/17/28
722,000 723,901
ZF North America Capital, Inc.
144A,6.875%, 4/14/28
205,000 210,023
144A,7.125%, 4/14/30
239,000 240,964
144A,6.75%, 4/23/30
291,000 289,888
144A,7.50%, 3/24/31
546,000 551,882
(Cost $4,857,082)
4,968,428
Distribution/Wholesale — 0.3%
American Builders & Contractors
Supply Co., Inc.
144A,4.00%, 1/15/28
258,000 253,196
144A,3.875%, 11/15/29
127,000 120,909
RB Global Holdings, Inc.
144A,6.75%, 3/15/28
208,000 211,498
144A,7.75%, 3/15/31
291,000 302,935
(Cost $884,722)
888,538
Entertainment — 3.1%
Allwyn Entertainment Financing
UK PLC,144A,7.875%, 4/30/29
231,000 238,580
Brightstar Lottery
PLC,144A,5.25%, 1/15/29
270,000 268,625
Principal
Amount $ Value $
Caesars Entertainment, Inc.
144A,4.625%, 10/15/29
443,000 427,120
144A,7.00%, 2/15/30
719,000 728,048
Churchill Downs, Inc.
144A,5.50%, 4/1/27
232,000 232,075
144A,4.75%, 1/15/28
259,000 256,598
144A,5.75%, 4/1/30
412,000 412,354
144A,6.75%, 5/1/31
250,000 255,543
Cinemark USA, Inc.,144A,5.25%,
7/15/28
223,000 221,935
Discovery Global Holdings, Inc.
3.755%, 3/15/27
443,000 440,831
4.054%, 3/15/29
496,000 494,681
Great Canadian Gaming Corp./
Raptor LLC,144A,8.75%,
11/15/29
195,000 192,477
Light & Wonder International,
Inc.,144A,7.25%, 11/15/29
185,000 189,644
Live Nation Entertainment, Inc.
144A,6.50%, 5/15/27
409,000 409,718
144A,4.75%, 10/15/27
348,000 346,840
144A,3.75%, 1/15/28
182,000 178,570
Mohegan Tribal Gaming
Authority / MS Digital
Entertainment Holdings LLC
144A,8.25%, 4/15/30
263,000 274,681
144A,11.875%, 4/15/31
255,000 277,214
Motion Bondco
DAC,144A,6.625%, 11/15/27
(a)
150,000 144,548
Penn Entertainment, Inc.
144A,5.625%, 1/15/27
183,000 183,007
144A,4.125%, 7/1/29 (a)
196,000 187,781
144A,6.75%, 4/1/31
190,000 189,383
Premier Entertainment Sub
LLC / Premier Entertainment
Finance Corp.,144A,5.625%,
9/1/29
273,000 159,736
Rivers Enterprise Borrower
LLC,144A,6.25%, 10/15/30
223,000 224,945
Six Flags Entertainment
Corp.,144A,7.25%, 5/15/31
264,000 263,430
Six Flags Entertainment Corp.
/ Canada's Wonderland Co.
/ Magnum Management
Corp.,5.25%, 7/15/29
220,000 213,299
Vail Resorts, Inc.,144A,5.625%,
7/15/30
174,000 174,525
Wynn Resorts Finance LLC /
Wynn Resorts Capital Corp.
144A,5.125%, 10/1/29
245,000 243,288
144A,7.125%, 2/15/31
372,000 393,143
(Cost $8,216,884)
8,222,619

DBX ETF Trust | 5
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
Food Service — 0.4%
Aramark Services,
Inc.,144A,5.00%, 2/1/28
421,000 420,546
TKC Holdings, Inc.
144A,8.50%, 8/15/30
403,000 412,436
144A,12.00%, 2/15/31
249,000 259,439
(Cost $1,089,315)
1,092,421
Home Builders — 0.5%
Ashton Woods USA LLC /
Ashton Woods Finance
Co.,144A,4.625%, 4/1/30
159,000 150,971
Brookfield Residential
Properties, Inc. / Brookfield
Residential US LLC
144A,6.25%, 9/15/27
232,000 233,050
144A,4.875%, 2/15/30
180,000 166,569
Century Communities,
Inc.,144A,3.875%, 8/15/29
193,000 182,402
LGI Homes, Inc.,144A,8.75%,
12/15/28
143,000 148,358
Mattamy Group
Corp.,144A,4.625%, 3/1/30
205,000 196,768
Taylor Morrison Communities,
Inc.
144A,5.75%, 1/15/28
145,000 146,496
144A,5.125%, 8/1/30
200,000 198,137
(Cost $1,414,049)
1,422,751
Home Furnishings — 0.4%
FXI Holdings, Inc.,144A,11.00%,
11/15/30
304,000 254,336
Somnigroup International,
Inc.,144A,4.00%, 4/15/29
297,000 285,684
Whirlpool Corp.
4.75%, 2/26/29
259,000 244,921
6.125%, 6/15/30
212,000 199,586
(Cost $1,023,804)
984,527
Housewares — 0.7%
Cd&r Smokey Buyer, Inc. / Radio
Systems Corp.,144A,9.50%,
10/15/29
279,000 167,805
Central Garden & Pet Co.
4.125%, 10/15/30 (a)
193,000 182,688
144A,4.125%, 4/30/31
130,000 122,484
Newell Brands, Inc.
6.375%, 9/15/27
182,000 184,237
144A,8.50%, 6/1/28
462,000 482,662
6.625%, 9/15/29
182,000 182,280
6.375%, 5/15/30 (a)
285,000 281,457
Scotts Miracle-Gro Co.
4.50%, 10/15/29
160,000 156,106
4.00%, 4/1/31
173,000 161,095
(Cost $1,996,045)
1,920,814
Principal
Amount $ Value $
Leisure Time — 1.0%
Carnival Corp. Ltd.
144A,5.125%, 5/1/29
444,000 443,800
144A,5.75%, 3/15/30
375,000 379,052
NCL Corp. Ltd.
144A,7.75%, 2/15/29
222,000 232,497
144A,5.875%, 1/15/31
443,000 428,455
Sabre Financial Borrower
LLC,144A,11.125%, 6/15/29
365,000 380,144
Sabre GLBL, Inc.
144A,10.75%, 11/15/29
162,000 145,574
144A,10.75%, 3/15/30
170,000 150,382
144A,11.125%, 7/15/30
484,000 431,970
(Cost $2,658,612)
2,591,874
Lodging — 2.2%
Boyd Gaming Corp.,4.75%,
12/1/27
366,000 365,064
Hilton Domestic Operating Co.,
Inc.
144A,5.875%, 4/1/29
201,000 204,176
144A,3.75%, 5/1/29
293,000 283,638
4.875%, 1/15/30
392,000 387,932
144A,4.00%, 5/1/31
400,000 379,452
Hilton Grand Vacations Borrower
LLC / Hilton Grand Vacations
Borrower, Inc.,144A,5.00%,
6/1/29
314,000 305,690
Marriott Ownership Resorts,
Inc.,144A,4.50%, 6/15/29
185,000 178,567
Melco Resorts Finance Ltd.
144A,5.625%, 7/17/27
232,000 231,881
144A,5.75%, 7/21/28
340,000 338,676
144A,5.375%, 12/4/29
431,000 420,944
MGM Resorts International
4.625%, 9/1/26
153,000 153,030
5.50%, 4/15/27
260,000 260,380
4.75%, 10/15/28
287,000 284,533
6.125%, 9/15/29
309,000 313,704
Station Casinos LLC,144A,4.50%,
2/15/28
229,000 225,884
Studio City Finance Ltd.
144A,6.50%, 1/15/28
187,000 187,256
144A,5.00%, 1/15/29
385,000 369,284
Travel + Leisure Co.
6.00%, 4/1/27
98,000 98,215
144A,4.50%, 12/1/29
228,000 220,460
Wyndham Hotels & Resorts,
Inc.,144A,4.375%, 8/15/28
182,000 179,550
Wynn Las Vegas LLC /
Wynn Las Vegas Capital
Corp.,144A,5.25%, 5/15/27
325,000 325,428
(Cost $5,634,843)
5,713,744

6 | DBX ETF Trust
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
Retail — 4.5%
1011778 BC ULC / New Red
Finance, Inc.
144A,3.875%, 1/15/28
573,000 563,451
144A,4.375%, 1/15/28
295,000 292,124
144A,3.50%, 2/15/29
290,000 279,004
144A,6.125%, 6/15/29
452,000 460,548
144A,5.625%, 9/15/29
183,000 184,595
144A,4.00%, 10/15/30
1,046,000 992,117
Advance Auto Parts, Inc.
3.90%, 4/15/30
207,000 193,412
144A,7.00%, 8/1/30
320,000 329,030
Asbury Automotive Group, Inc.
4.50%, 3/1/28
149,000 148,034
144A,4.625%, 11/15/29
296,000 287,624
4.75%, 3/1/30
159,000 155,049
Bath & Body Works, Inc.
5.25%, 2/1/28
162,000 162,529
7.50%, 6/15/29
188,000 191,000
144A,6.625%, 10/1/30
305,000 310,626
EG Global Finance
PLC,144A,12.00%, 11/30/28
246,000 262,606
Ferrellgas LP / Ferrellgas
Finance Corp.
144A,5.875%, 4/1/29
300,000 294,418
144A,9.25%, 1/15/31
240,000 253,345
Fertitta Entertainment LLC
/ Fertitta Entertainment
Finance Co., Inc.
144A,4.625%, 1/15/29
375,000 365,932
144A,6.75%, 1/15/30 (a)
420,000 410,138
FirstCash, Inc.
144A,4.625%, 9/1/28
184,000 181,480
144A,5.625%, 1/1/30
167,000 166,845
Gap, Inc.,144A,3.625%, 10/1/29
274,000 256,646
Global Auto Holdings Ltd. /
AAG FH UK Ltd.,144A,8.375%,
1/15/29
189,000 184,726
Group 1 Automotive, Inc.
144A,4.00%, 8/15/28
276,000 268,624
144A,6.375%, 1/15/30
183,000 186,133
LBM Acquisition
LLC,144A,6.25%, 1/15/29
264,000 163,952
LCM Investments Holdings II
LLC,144A,4.875%, 5/1/29
376,000 367,249
Lithia Motors, Inc.
144A,4.625%, 12/15/27
140,000 139,367
144A,3.875%, 6/1/29
296,000 283,846
144A,5.50%, 10/1/30
213,000 211,310
144A,4.375%, 1/15/31
201,000 190,585
Murphy Oil USA, Inc.
4.75%, 9/15/29
184,000 181,028
144A,3.75%, 2/15/31
184,000 171,559
Principal
Amount $ Value $
Nordstrom, Inc.,4.375%, 4/1/30
177,000 169,332
Park River Holdings, Inc.
144A,8.75%, 12/31/30 (a)
195,000 189,877
144A,8.00%, 3/15/31
292,000 295,857
Sonic Automotive,
Inc.,144A,4.625%, 11/15/29
241,000 236,348
Staples, Inc.
144A,10.75%, 9/1/29
903,000 859,847
144A,12.75%, 1/15/30
303,000 232,180
Victra Holdings LLC / Victra
Finance Corp.,144A,8.75%,
9/15/29
169,000 175,537
Yum! Brands, Inc.
144A,4.75%, 1/15/30
272,000 268,341
3.625%, 3/15/31
387,000 360,253
(Cost $11,898,011)
11,876,504
Consumer, Non-cyclical
— 17.9%
Agriculture — 0.2%
Darling Ingredients, Inc.
144A,5.25%, 4/15/27
193,000 193,142
144A,6.00%, 6/15/30
270,000 272,747
(Cost $465,442)
465,889
Beverages — 0.2%
Primo Water Holdings, Inc. /
Triton Water Holdings, Inc.
144A,6.25%, 4/1/29
263,000 263,882
144A,4.375%, 4/30/29
272,000 267,347
(Cost $523,899)
531,229
Commercial Services — 5.4%
ADT Security (The)
Corp.,144A,4.125%, 8/1/29
379,000 364,199
Albion Financing 1 Sarl
/ Aggreko Holdings,
Inc.,144A,7.00%, 5/21/30
513,000 529,985
Allied Universal Holdco
LLC,144A,7.875%, 2/15/31
855,000 894,668
Allied Universal Holdco LLC /
Allied Universal Finance Corp.
144A,6.00%, 6/1/29 (a)
358,000 355,375
144A,6.875%, 6/15/30
380,000 388,890
Allied Universal Holdco LLC
/ Allied Universal Finance
Corp. / Atlas Luxco 4
SARL,144A,4.625%, 6/1/28
383,000 377,634
Avis Budget Car Rental LLC /
Avis Budget Finance, Inc.
144A,4.75%, 4/1/28
186,000 183,418
144A,5.375%, 3/1/29 (a)
224,000 219,690
144A,8.25%, 1/15/30 (a)
265,000 273,506
144A,8.00%, 2/15/31
186,000 187,448
Belron UK Finance
PLC,144A,5.75%, 10/15/29
400,000 403,609

DBX ETF Trust | 7
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
Block, Inc.
2.75%, 6/1/26
395,000 395,000
144A,5.625%, 8/15/30
437,000 439,126
Brink's Co.
144A,4.625%, 10/15/27
220,000 219,054
144A,6.50%, 6/15/29
154,000 157,921
Clarivate Science Holdings Corp.
144A,3.875%, 7/1/28
325,000 314,541
144A,4.875%, 7/1/29
323,000 296,033
EquipmentShare.com,
Inc.,144A,9.00%, 5/15/28
377,000 391,642
Garda World Security Corp.
144A,7.75%, 2/15/28
169,000 172,149
144A,6.00%, 6/1/29
185,000 181,190
144A,6.50%, 1/15/31
229,000 233,074
GEO Group, Inc.
8.625%, 4/15/29
253,000 264,041
10.25%, 4/15/31
228,000 247,242
Herc Holdings, Inc.
144A,6.625%, 6/15/29
284,000 291,120
144A,7.00%, 6/15/30
612,000 636,280
144A,5.75%, 3/15/31
222,000 222,537
Hertz Corp.
144A,12.625%, 7/15/29 (a)
455,000 414,781
144A,5.00%, 12/1/29
365,000 162,159
Prime Security Services
Borrower LLC / Prime
Finance, Inc.,144A,3.375%,
8/31/27
355,000 348,260
RR Donnelley & Sons Co.
144A,9.50%, 8/1/29
366,000 379,769
144A,10.875%, 8/1/29
175,000 180,967
Service Corp. International
4.625%, 12/15/27
200,000 199,378
5.125%, 6/1/29
275,000 274,908
3.375%, 8/15/30
314,000 292,113
4.00%, 5/15/31
254,000 239,208
Sotheby's,144A,8.25%, 4/15/31
301,000 296,600
United Rentals North America,
Inc.
3.875%, 11/15/27
281,000 278,476
4.875%, 1/15/28
597,000 597,658
5.25%, 1/15/30
274,000 274,216
4.00%, 7/15/30
290,000 277,273
3.875%, 2/15/31
397,000 375,668
Veritiv Operating
Co.,144A,10.50%, 11/30/30
383,000 393,445
Williams Scotsman, Inc.
144A,4.625%, 8/15/28
194,000 192,248
144A,6.625%, 6/15/29
176,000 180,540
144A,6.625%, 4/15/30
182,000 187,325
(Cost $14,261,558)
14,184,364
Principal
Amount $ Value $
Cosmetics/Personal Care
— 0.4%
Edgewell Personal Care Co.
144A,5.50%, 6/1/28
278,000 277,153
144A,4.125%, 4/1/29
193,000 184,584
Perrigo Finance Unlimited
Co.,5.15%, 6/15/30
273,000 261,891
Prestige Brands, Inc.
144A,5.125%, 1/15/28
156,000 155,531
144A,3.75%, 4/1/31
219,000 201,179
(Cost $1,083,876)
1,080,338
Food — 1.8%
Albertsons Cos., Inc. / Safeway,
Inc. / New Albertsons LP /
Albertsons LLC
144A,6.50%, 2/15/28
277,000 280,117
144A,3.50%, 3/15/29
494,000 471,620
144A,4.875%, 2/15/30
370,000 360,569
144A,5.50%, 3/31/31
267,000 263,236
B&G Foods, Inc.
5.25%, 9/15/27 (a)
194,000 189,301
144A,8.00%, 9/15/28 (a)
295,000 292,323
Chobani LLC / Chobani Finance
Corp., Inc.
144A,4.625%, 11/15/28
155,000 153,631
144A,7.625%, 7/1/29
182,000 187,873
Fiesta Purchaser,
Inc.,144A,7.875%, 3/1/31
180,000 181,179
KeHE Distributors LLC / KeHE
Finance Corp. / NextWave
Distribution, Inc.,144A,9.00%,
2/15/29
314,000 328,333
Lamb Weston Holdings, Inc.
144A,4.875%, 5/15/28
193,000 191,777
144A,4.125%, 1/31/30
338,000 323,078
Performance Food Group,
Inc.,144A,4.25%, 8/1/29
369,000 357,726
Post Holdings, Inc.,144A,4.625%,
4/15/30
522,000 508,311
US Foods, Inc.
144A,6.875%, 9/15/28
185,000 189,735
144A,4.75%, 2/15/29
332,000 327,613
144A,4.625%, 6/1/30
182,000 177,050
(Cost $4,758,912)
4,783,472
Healthcare-Products — 1.0%
Avantor Funding, Inc.
144A,4.625%, 7/15/28
573,000 567,347
144A,3.875%, 11/1/29
282,000 267,964
Bausch + Lomb
Corp.,144A,8.375%, 10/1/28
519,000 536,516
Medline Borrower
LP,144A,5.25%, 10/1/29
893,000 891,952
Teleflex, Inc.
4.625%, 11/15/27
223,000 222,553

8 | DBX ETF Trust
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
144A,4.25%, 6/1/28
188,000 185,650
(Cost $2,636,775)
2,671,982
Healthcare-Services — 6.5%
Acadia Healthcare Co., Inc.
144A,5.50%, 7/1/28
166,000 165,370
144A,5.00%, 4/15/29 (a)
177,000 173,344
Centene Corp.
4.25%, 12/15/27
353,000 352,087
2.45%, 7/15/28
839,000 795,770
4.625%, 12/15/29
1,196,000 1,165,529
3.375%, 2/15/30
729,000 677,827
3.00%, 10/15/30
803,000 724,116
2.50%, 3/1/31
810,000 706,069
Charles River Laboratories
International, Inc.
144A,4.25%, 5/1/28
182,000 178,695
144A,3.75%, 3/15/29
193,000 185,050
144A,4.00%, 3/15/31
182,000 170,594
CHS/Community Health
Systems, Inc.
144A,6.00%, 1/15/29
228,000 225,932
144A,6.875%, 4/15/29
376,000 372,303
144A,6.125%, 4/1/30
448,000 407,777
144A,5.25%, 5/15/30
585,000 551,785
144A,4.75%, 2/15/31
282,000 259,514
DaVita, Inc.
144A,4.625%, 6/1/30
1,000,000 972,214
144A,3.75%, 2/15/31
561,000 521,909
Encompass Health Corp.
4.50%, 2/1/28
335,000 333,701
4.75%, 2/1/30
272,000 267,743
4.625%, 4/1/31
146,000 141,381
IQVIA, Inc.
144A,5.00%, 10/15/26
398,000 397,988
144A,5.00%, 5/15/27
336,000 336,001
144A,6.50%, 5/15/30
186,000 190,880
LifePoint Health, Inc.
144A,5.375%, 1/15/29 (a)
183,000 177,337
144A,9.875%, 8/15/30
293,000 310,131
Molina Healthcare, Inc.
144A,4.375%, 6/15/28
292,000 287,886
144A,3.875%, 11/15/30
230,000 213,002
144A,6.50%, 2/15/31
308,000 312,710
MPH Acquisition Holdings
LLC,144A,5.75%, 12/31/30 (a)
279,000 224,813
National Mentor Holdings,
Inc.,144A,10.50%, 12/15/30
462,000 486,614
Prime Healthcare Services,
Inc.,144A,9.375%, 9/1/29
549,000 574,579
Star Parent, Inc.,144A,9.00%,
10/1/30
336,000 353,157
Team Health Holdings,
Inc.,144A,8.375%, 6/30/28
159,000 159,666
Principal
Amount $ Value $
Tenet Healthcare Corp.
5.125%, 11/1/27
492,000 492,673
4.625%, 6/15/28
250,000 248,485
6.125%, 10/1/28
647,000 648,981
4.25%, 6/1/29
551,000 537,463
4.375%, 1/15/30
529,000 512,173
6.125%, 6/15/30
737,000 744,867
6.75%, 5/15/31
420,000 432,784
US Acute Care Solutions
LLC,144A,9.75%, 5/15/29
364,000 349,170
(Cost $17,138,910)
17,340,070
Pharmaceuticals — 2.4%
Accendra Health, Inc.
144A,4.50%, 3/31/29 (a)
182,000 143,599
144A,6.625%, 4/1/30
206,000 124,489
Adapthealth LLC
144A,4.625%, 8/1/29
169,000 163,217
144A,5.125%, 3/1/30
222,000 215,240
Bausch Health Americas,
Inc.,144A,8.50%, 1/31/27 (a)
264,000 262,214
Bausch Health Cos., Inc.
144A,5.00%, 1/30/28
152,000 128,184
144A,4.875%, 6/1/28
292,000 270,236
144A,11.00%, 9/30/28
325,000 339,506
144A,5.00%, 2/15/29
165,000 115,076
144A,6.25%, 2/15/29
299,000 214,159
144A,5.25%, 1/30/30
282,000 173,378
144A,5.25%, 2/15/31
169,000 95,782
Endo Finance Holdings
LP,144A,8.50%, 4/15/31 (a)
365,000 389,253
Grifols SA,144A,4.75%, 10/15/28
277,000 272,888
HLF Financing Sarl LLC /
Herbalife International,
Inc.,144A,4.875%, 6/1/29
218,000 204,740
Jazz Securities
DAC,144A,4.375%, 1/15/29
535,000 525,588
Organon & Co. / Organon
Foreign Debt Co.-Issuer BV
144A,4.125%, 4/30/28
779,000 769,913
144A,5.125%, 4/30/31
577,000 572,245
Teva Pharmaceutical Finance
Netherlands III BV
3.15%, 10/1/26
715,000 711,693
6.75%, 3/1/28
404,000 415,618
Teva Pharmaceutical Finance
Netherlands IV BV,5.75%,
12/1/30
263,000 269,184
(Cost $6,254,978)
6,376,202
Diversified — 0.2%
Holding Companies-Diversified
— 0.2%
Stena International SA
144A,7.25%, 1/15/31
326,000 334,456

DBX ETF Trust | 9
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
144A,7.625%, 2/15/31
150,000 153,123
(Cost $490,659)
487,579
Energy — 8.5%
Oil & Gas — 4.4%
Aethon United BR LP /
Aethon United Finance
Corp.,144A,7.50%, 10/1/29
347,000 362,095
Ascent Resources Utica
Holdings LLC / ARU Finance
Corp.,144A,5.875%, 6/30/29
185,000 184,852
California Resources
Corp.,144A,8.25%, 6/15/29
228,000 238,806
Calumet Specialty Products
Partners LP / Calumet
Finance Corp.,144A,9.75%,
2/15/31
210,000 222,485
Caturus Energy LLC
144A,8.50%, 2/15/30
182,000 190,718
144A,7.125%, 5/15/31
230,000 230,001
Chord Energy Corp.,144A,6.00%,
10/1/30
277,000 280,556
Cia General de Combustibles
SA,144A,11.875%, 11/28/30
182,000 187,915
CNX Resources
Corp.,144A,7.375%, 1/15/31
192,000 197,197
Comstock Resources, Inc.
144A,6.75%, 3/1/29
483,000 474,916
144A,6.75%, 3/1/29
122,000 120,110
144A,5.875%, 1/15/30
348,000 329,133
CVR Energy, Inc.,144A,7.50%,
2/15/31
215,000 217,560
Hilcorp Energy I LP / Hilcorp
Finance Co.
144A,6.25%, 11/1/28
222,000 222,984
144A,5.75%, 2/1/29
229,000 228,609
144A,6.00%, 4/15/30
182,000 181,041
144A,6.00%, 2/1/31
213,000 209,992
Ithaca Energy North Sea
PLC,144A,8.125%, 10/15/29
273,000 284,403
Kosmos Energy Ltd.,144A,7.50%,
3/1/28
134,000 131,071
Leviathan Bond Ltd.
144A,REGS, 6.50%, 6/30/27
222,000 222,930
144A,REGS, 6.75%, 6/30/30
205,708 212,792
Medco Cypress Tree Pte
Ltd.,144A,8.625%, 5/19/30
210,000 220,042
Medco Maple Tree Pte
Ltd.,144A,8.96%, 4/27/29
206,000 213,533
Noble Finance II
LLC,144A,8.00%, 4/15/30
513,000 533,654
PBF Holding Co. LLC / PBF
Finance Corp.
6.00%, 2/15/28
302,000 302,238
144A,9.875%, 3/15/30
297,000 317,659
144A,7.875%, 9/15/30
182,000 186,496
Principal
Amount $ Value $
Puma International Financing
SA,144A,7.75%, 4/25/29
214,000 220,643
SM Energy Co.
6.75%, 9/15/26
115,000 115,000
6.625%, 1/15/27
204,000 204,393
144A,8.375%, 7/1/28
149,000 152,873
6.50%, 7/15/28
173,000 173,331
144A,6.75%, 8/1/29
275,000 282,112
144A,8.625%, 11/1/30
209,000 221,083
Sunoco LP
144A,5.875%, 7/15/27
226,000 226,430
144A,7.00%, 5/1/29
282,000 291,287
144A,4.50%, 10/1/29
295,000 287,288
144A,4.625%, 5/1/30
295,000 286,360
144A,5.625%, 3/15/31
364,000 364,613
Sunoco LP / Sunoco Finance
Corp.
144A,7.00%, 9/15/28
136,000 139,271
4.50%, 5/15/29
318,000 311,765
4.50%, 4/30/30
302,000 293,521
Talos Production, Inc.
144A,9.00%, 2/1/29
226,000 236,104
144A,9.375%, 2/1/31
228,000 242,057
TGNR Intermediate Holdings
LLC,144A,5.50%, 10/15/29
260,000 256,241
Transocean International Ltd.
144A,8.25%, 5/15/29
330,000 342,930
144A,8.50%, 5/15/31
328,000 346,681
(Cost $11,512,501)
11,697,771
Oil & Gas Services — 0.4%
Kodiak Gas Services
LLC,144A,5.875%, 4/1/31
365,000 367,390
USA Compression Partners LP
/ USA Compression Finance
Corp.,144A,7.125%, 3/15/29
369,000 380,343
WBI Operating LLC,144A,6.25%,
10/15/30
301,000 303,745
(Cost $1,043,869)
1,051,478
Pipelines — 3.7%
Antero Midstream Partners LP
/ Antero Midstream Finance
Corp.
144A,5.75%, 1/15/28
261,000 261,241
144A,5.375%, 6/15/29
223,000 222,984
Blue Racer Midstream LLC
/ Blue Racer Finance
Corp.,144A,7.00%, 7/15/29
186,000 191,423
Buckeye Partners LP
3.95%, 12/1/26
217,000 215,881
4.125%, 12/1/27
146,000 143,985
144A,4.50%, 3/1/28
183,000 181,154
144A,6.875%, 7/1/29
198,000 204,255
144A,6.75%, 2/1/30
185,000 191,707

10 | DBX ETF Trust
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
Delek Logistics Partners LP
/ Delek Logistics Finance
Corp.,144A,8.625%, 3/15/29
237,000 246,844
Genesis Energy LP / Genesis
Energy Finance Corp.
8.25%, 1/15/29
218,000 226,330
8.875%, 4/15/30
180,000 188,494
Golar LNG Ltd.,144A,7.50%,
10/2/30
178,000 182,105
Hess Midstream Operations LP
144A,5.875%, 3/1/28
291,000 294,502
144A,5.125%, 6/15/28
207,000 206,760
144A,6.50%, 6/1/29
249,000 255,538
144A,4.25%, 2/15/30
274,000 266,320
144A,5.50%, 10/15/30
142,000 141,911
ITT Holdings LLC,144A,6.50%,
8/1/29
441,000 438,588
NGL Energy Operating LLC
/ NGL Energy Finance
Corp.,144A,8.125%, 2/15/29
324,000 336,782
NuStar Logistics LP
5.625%, 4/28/27
206,000 206,807
6.375%, 10/1/30
198,000 205,678
Rockies Express Pipeline
LLC,144A,4.95%, 7/15/29
211,000 209,172
Tallgrass Energy Partners LP
/ Tallgrass Energy Finance
Corp.
144A,5.50%, 1/15/28
163,000 163,049
144A,7.375%, 2/15/29
293,000 303,440
144A,6.00%, 12/31/30
280,000 282,753
Venture Global Calcasieu Pass
LLC
144A,3.875%, 8/15/29
460,000 441,021
144A,6.25%, 1/15/30
365,000 376,640
Venture Global LNG, Inc.
144A,8.125%, 6/1/28
812,000 830,395
144A,9.50%, 2/1/29
1,100,000 1,198,065
144A,7.00%, 1/15/30 (a)
554,000 568,507
Venture Global Plaquemines
LNG LLC,144A,6.125%,
12/15/30
639,000 656,658
(Cost $9,698,390)
9,838,989
Financial — 14.5%
Banks — 0.2%
Banco Votorantim
SA,144A,5.875%, 4/8/28
227,000 230,174
Freedom Mortgage Corp.
144A,6.625%, 1/15/27
144,000 144,485
144A,12.25%, 10/1/30
248,000 268,282
(Cost $643,456)
642,941
Principal
Amount $ Value $
Diversified Financial Services
— 5.9%
Aretec Group, Inc.
144A,7.50%, 4/1/29 (a)
149,000 149,434
144A,10.00%, 8/15/30
196,000 208,123
Azorra Finance Ltd.
144A,7.75%, 4/15/30
169,000 176,102
144A,7.25%, 1/15/31
231,000 236,480
Bread Financial Holdings,
Inc.,144A,6.75%, 5/15/31
210,000 215,192
Coinbase Global,
Inc.,144A,3.375%, 10/1/28
359,000 344,731
Credit Acceptance Corp.
144A,9.25%, 12/15/28
127,000 132,823
144A,6.625%, 3/15/30
213,000 214,890
CrossCountry Intermediate
HoldCo LLC,144A,6.50%,
10/1/30
320,000 315,405
Encore Capital Group, Inc.
144A,8.50%, 5/15/30
143,000 152,271
144A,6.625%, 4/15/31
182,000 183,667
Enova International, Inc.
144A,11.25%, 12/15/28
188,000 198,662
144A,9.125%, 8/1/29
179,000 187,637
Freedom Mortgage Holdings
LLC
144A,9.25%, 2/1/29
416,000 433,520
144A,6.875%, 5/1/31
286,000 277,372
144A,9.125%, 5/15/31
250,000 259,145
GGAM Finance Ltd.
144A,8.00%, 2/15/27
280,000 282,685
144A,8.00%, 6/15/28
239,000 248,562
144A,6.875%, 4/15/29
148,000 152,315
144A,5.875%, 3/15/30
154,000 155,860
goeasy Ltd.
144A,9.25%, 12/1/28
205,000 201,047
144A,7.625%, 7/1/29
219,000 206,117
144A,6.875%, 5/15/30
146,000 131,213
144A,7.375%, 10/1/30 (a)
132,000 118,642
144A,6.875%, 2/15/31 (a)
168,000 148,769
Jane Street Group / JSG
Finance, Inc.
144A,4.50%, 11/15/29
224,000 219,410
144A,7.125%, 4/30/31
475,000 492,688
Jefferies Finance LLC / JFIN
Co.-Issuer Corp.,144A,5.00%,
8/15/28
353,000 341,362
Jefferson Capital Holdings LLC
144A,9.50%, 2/15/29
146,000 153,496
144A,8.25%, 5/15/30
192,000 202,159
LD Holdings Group
LLC,144A,6.125%, 4/1/28
190,000 165,508
Navient Corp.
6.75%, 6/15/26
144,000 144,073

DBX ETF Trust | 11
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
5.00%, 3/15/27
254,000 252,713
4.875%, 3/15/28
165,000 161,807
5.50%, 3/15/29 (a)
263,000 252,634
9.375%, 7/25/30
214,000 218,166
11.50%, 3/15/31
170,000 181,013
OneMain Finance Corp.
3.50%, 1/15/27
279,000 276,780
6.625%, 1/15/28
284,000 288,942
3.875%, 9/15/28
209,000 202,312
6.625%, 5/15/29
330,000 335,557
5.375%, 11/15/29
316,000 308,545
7.875%, 3/15/30
262,000 272,814
6.125%, 5/15/30
279,000 278,022
4.00%, 9/15/30
296,000 273,372
7.50%, 5/15/31
227,000 234,140
PennyMac Financial Services,
Inc.
144A,4.25%, 2/15/29
245,000 234,130
144A,7.875%, 12/15/29
278,000 288,874
144A,7.125%, 11/15/30
220,000 222,350
PHH Escrow Issuer LLC/PHH
Corp.,144A,9.875%, 11/1/29
252,000 247,857
PRA Group, Inc.,144A,8.875%,
1/31/30
200,000 205,773
Rocket Cos., Inc.
144A,6.50%, 8/1/29
275,000 281,536
144A,6.125%, 8/1/30
751,000 762,887
Rocket Mortgage LLC / Rocket
Mortgage Co.-Issuer, Inc.
144A,2.875%, 10/15/26
437,000 434,308
144A,3.625%, 3/1/29
278,000 267,516
144A,3.875%, 3/1/31
451,000 419,427
SLM Corp.,6.50%, 1/31/30
191,000 193,592
StoneX Group, Inc.,144A,7.875%,
3/1/31
200,000 210,649
United Wholesale Mortgage LLC
144A,5.75%, 6/15/27
192,000 191,359
144A,5.50%, 4/15/29
255,000 243,736
UWM Holdings LLC
144A,6.625%, 2/1/30
292,000 277,169
144A,6.25%, 3/15/31
364,000 334,481
Velocity Commercial Capital
LLC,144A,9.375%, 2/15/31
186,000 191,734
(Cost $15,643,300)
15,593,555
Insurance — 2.2%
Acrisure LLC / Acrisure Finance,
Inc.
144A,8.25%, 2/1/29
337,000 332,760
144A,4.25%, 2/15/29
255,000 241,955
144A,8.50%, 6/15/29
182,000 179,652
144A,6.00%, 8/1/29
170,000 159,545
144A,7.50%, 11/6/30
410,000 409,827
Principal
Amount $ Value $
Alliant Holdings Intermediate
LLC / Alliant Holdings
Co.-Issuer
144A,4.25%, 10/15/27
281,000 277,966
144A,6.75%, 4/15/28
475,000 479,648
144A,5.875%, 11/1/29
158,000 154,437
144A,7.00%, 1/15/31
526,000 534,335
AmWINS Group,
Inc.,144A,6.375%, 2/15/29
277,000 280,393
Ardonagh Finco Ltd.,144A,7.75%,
2/15/31
545,000 550,061
Howden UK Refinance PLC
/ Howden UK Refinance 2
PLC / Howden US Refinance
LLC,144A,7.25%, 2/15/31
360,000 357,060
HUB International Ltd.
144A,5.625%, 12/1/29
200,000 197,185
144A,7.25%, 6/15/30
1,194,000 1,226,159
Jones Deslauriers
Insurance Management,
Inc.,144A,8.50%, 3/15/30
265,000 270,489
Ryan Specialty LLC,144A,4.375%,
2/1/30
146,000 141,653
(Cost $5,869,941)
5,793,125
Investment Companies — 0.5%
FS KKR Capital Corp.
2.625%, 1/15/27
146,000 143,315
3.25%, 7/15/27
206,000 200,915
3.125%, 10/12/28 (a)
274,000 258,058
7.875%, 1/15/29
146,000 150,338
6.875%, 8/15/29 (a)
219,000 219,941
6.125%, 1/15/30
230,000 225,242
6.125%, 1/15/31
146,000 141,493
(Cost $1,331,027)
1,339,302
Real Estate — 0.8%
Anywhere Real Estate Group
LLC / Anywhere Co.-Issuer
Corp.,144A,7.00%, 4/15/30
265,000 267,495
Anywhere Real Estate Group
LLC / Realogy Co.-Issuer Corp.
144A,5.75%, 1/15/29
218,000 215,288
144A,5.25%, 4/15/30
142,000 136,506
144A,9.75%, 4/15/30
195,000 210,230
Howard Hughes Corp.
144A,4.125%, 2/1/29
238,000 229,963
144A,4.375%, 2/1/31
242,000 227,599
Hunt Cos., Inc.,144A,5.25%,
4/15/29
258,000 254,636
Kennedy-Wilson, Inc.
4.75%, 3/1/29
218,000 218,600
4.75%, 2/1/30
228,000 230,753
5.00%, 3/1/31 (a)
218,000 219,914
(Cost $2,130,139)
2,210,984

12 | DBX ETF Trust
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
Real Estate Investment Trusts
— 4.3%
Apollo Commercial Real Estate
Finance, Inc.,144A,4.625%,
6/15/29
186,000 185,942
Arbor Realty SR, Inc.
144A,8.50%, 12/15/28 (a)
150,000 148,584
144A,7.875%, 7/15/30 (a)
180,000 169,134
Blackstone Mortgage Trust,
Inc.,144A,7.75%, 12/1/29
161,000 167,191
Brandywine Operating
Partnership LP
3.95%, 11/15/27
162,000 158,181
8.875%, 4/12/29
201,000 212,161
Brookfield Property REIT, Inc.
/ BPR Cumulus LLC / BPR
Nimbus LLC / GGSI Sellco
LL,144A,4.50%, 4/1/27
204,000 201,512
Diversified Healthcare Trust
4.75%, 2/15/28
185,000 180,961
4.375%, 3/1/31
182,000 165,976
EF Holdco / EF Cayman Hold /
Ellington Fin REIT Cayman/
TRS / EF Cayman Non-
MTM,144A,7.375%, 9/30/30
146,000 145,997
Hudson Pacific Properties LP
3.95%, 11/1/27
123,000 119,920
4.65%, 4/1/29 (a)
182,000 171,110
3.25%, 1/15/30 (a)
163,000 143,494
Iron Mountain, Inc.
144A,4.875%, 9/15/27
351,000 349,901
144A,5.25%, 3/15/28
325,000 325,173
144A,5.00%, 7/15/28
196,000 195,884
144A,7.00%, 2/15/29
372,000 379,998
144A,4.875%, 9/15/29
362,000 355,859
144A,5.25%, 7/15/30
490,000 484,956
144A,4.50%, 2/15/31
408,000 389,874
Millrose Properties,
Inc.,144A,6.375%, 8/1/30
450,000 456,644
MPT Operating Partnership LP /
MPT Finance Corp.
5.00%, 10/15/27 (a)
511,000 499,256
4.625%, 8/1/29
330,000 270,070
3.50%, 3/15/31
473,000 339,252
Park Intermediate Holdings LLC
/ PK Domestic Property LLC /
PK Finance Co.-Issuer
144A,5.875%, 10/1/28
165,000 165,103
144A,4.875%, 5/15/29
290,000 283,398
144A,7.00%, 2/1/30
198,000 202,835
Pebblebrook Hotel LP / PEB
Finance Corp.,144A,6.375%,
10/15/29
132,000 134,607
Principal
Amount $ Value $
RHP Hotel Properties LP / RHP
Finance Corp.
144A,7.25%, 7/15/28
86,000 88,060
144A,4.50%, 2/15/29
220,000 216,156
Rithm Capital Corp.
144A,8.00%, 4/1/29
290,000 290,978
144A,8.00%, 7/15/30
174,000 172,818
RLJ Lodging Trust LP
144A,3.75%, 7/1/26
169,000 168,938
144A,4.00%, 9/15/29
163,000 155,637
SBA Communications Corp.
3.875%, 2/15/27
535,000 531,126
3.125%, 2/1/29
562,000 539,484
Service Properties Trust
3.95%, 1/15/28
148,000 143,847
4.95%, 10/1/29 (a)
159,000 149,732
4.375%, 2/15/30
136,000 122,693
Starwood Property Trust, Inc.
144A,3.625%, 7/15/26
178,000 178,275
144A,4.375%, 1/15/27
77,000 77,020
144A,5.25%, 10/15/28
178,000 177,622
144A,7.25%, 4/1/29
220,000 228,424
144A,6.00%, 4/15/30
172,000 173,582
144A,6.50%, 7/1/30
195,000 199,719
144A,6.50%, 10/15/30
178,000 182,529
144A,5.75%, 1/15/31
200,000 200,205
Uniti Group LP / Uniti Fiber
Holdings, Inc. / CSL Capital
LLC,144A,6.00%, 1/15/30
273,000 265,480
(Cost $11,107,346)
11,265,298
Venture Capital — 0.6%
Icahn Enterprises LP / Icahn
Enterprises Finance Corp.
5.25%, 5/15/27
511,000 505,771
9.75%, 1/15/29 (a)
246,000 244,269
4.375%, 2/1/29
239,000 207,085
144A,10.00%, 11/15/29
365,000 365,848
9.00%, 6/15/30
254,000 241,840
(Cost $1,573,259)
1,564,813
Industrial — 9.0%
Aerospace/Defense — 1.3%
ATI, Inc.,7.25%, 8/15/30
160,000 166,244
Bombardier, Inc.,144A,8.75%,
11/15/30
276,000 292,962
TransDigm, Inc.
144A,6.75%, 8/15/28
738,000 748,032
4.625%, 1/15/29
429,000 423,016
144A,6.375%, 3/1/29
1,006,000 1,027,011
4.875%, 5/1/29
308,000 304,658
144A,6.875%, 12/15/30
555,000 572,552
(Cost $3,520,043)
3,534,475

DBX ETF Trust | 13
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
Building Materials — 1.3%
Builders FirstSource,
Inc.,144A,5.00%, 3/1/30
206,000 200,964
Camelot Return Merger Sub,
Inc.,144A,8.75%, 8/1/28 (a)
259,000 158,504
Cornerstone Building Brands,
Inc.,144A,9.50%, 8/15/29 (a)
186,000 113,581
Emerald Debt Merger Sub
LLC,144A,6.625%, 12/15/30
1,013,000 1,036,910
James Hardie International
Finance DAC,144A,5.00%,
1/15/28
146,000 145,248
MIWD Holdco II LLC / MIWD
Finance Corp.,144A,5.50%,
2/1/30 (a)
185,000 172,967
Smyrna Ready Mix Concrete
LLC,144A,6.00%, 11/1/28
428,000 429,359
Standard Industries, Inc.
144A,4.75%, 1/15/28
366,000 364,477
144A,4.375%, 7/15/30
564,000 537,642
144A,3.375%, 1/15/31
416,000 378,959
(Cost $3,712,564)
3,538,611
Electrical Components &
Equipment — 0.6%
Energizer Holdings, Inc.
144A,4.75%, 6/15/28
216,000 213,617
144A,4.375%, 3/31/29
289,000 278,421
WESCO Distribution, Inc.
144A,7.25%, 6/15/28
516,000 517,231
144A,6.375%, 3/15/29
329,000 336,789
144A,5.25%, 4/15/31
237,000 235,344
(Cost $1,576,805)
1,581,402
Electronics — 0.6%
Ingram Micro, Inc.,144A,4.75%,
5/15/29
769,000 756,336
Sensata Technologies BV
144A,4.00%, 4/15/29
249,000 243,903
144A,5.875%, 9/1/30
202,000 204,027
Sensata Technologies, Inc.
144A,4.375%, 2/15/30
160,000 155,983
144A,3.75%, 2/15/31
259,000 243,029
(Cost $1,587,431)
1,603,278
Engineering & Construction
— 0.7%
Arcosa, Inc.,144A,4.375%,
4/15/29
148,000 144,756
Brand Industrial Services,
Inc.,144A,10.375%, 8/1/30
521,000 461,115
Fluor Corp.,4.25%, 9/15/28
179,000 176,035
HTA Group Ltd./Mauritius
144A,7.50%, 6/4/29
284,000 291,923
144A,6.75%, 4/1/31
182,000 185,034
IHS Holding Ltd.
144A,6.25%, 11/29/28
182,000 181,156
Principal
Amount $ Value $
144A,7.875%, 5/29/30
201,000 207,742
TopBuild Corp.,144A,3.625%,
3/15/29
148,000 146,878
(Cost $1,821,950)
1,794,639
Environmental Control — 0.7%
Clean Harbors, Inc.,144A,6.375%,
2/1/31
186,000 189,177
GFL Environmental, Inc.
144A,4.00%, 8/1/28
181,000 177,638
144A,4.75%, 6/15/29
275,000 270,973
144A,4.375%, 8/15/29
243,000 236,784
144A,6.75%, 1/15/31
379,000 391,802
Madison IAQ LLC
144A,4.125%, 6/30/28
174,000 171,949
144A,5.875%, 6/30/29
389,000 389,325
(Cost $1,810,835)
1,827,648
Machinery-Construction &
Mining — 0.4%
BWX Technologies, Inc.
144A,4.125%, 6/30/28
142,000 139,941
144A,4.125%, 4/15/29
168,000 162,842
Solaris Energy Infrastructure
LLC,144A,6.375%, 5/15/31
473,000 480,629
Terex Corp.,144A,5.00%, 5/15/29
222,000 220,722
(Cost $1,004,257)
1,004,134
Machinery-Diversified — 0.3%
Esab Corp.
144A,6.25%, 4/15/29
255,000 259,923
144A,5.625%, 4/1/31
365,000 367,721
Maxim Crane Works Holdings
Capital LLC,144A,11.50%,
9/1/28
194,000 203,223
(Cost $826,896)
830,867
Metal Fabricate/Hardware
— 0.1%
Advanced Drainage Systems,
Inc.,144A,6.375%, 6/15/30
(Cost $183,743)
180,000 182,418
Miscellaneous Manufacturing
— 0.3%
Avient Corp.,144A,7.125%, 8/1/30
265,000 269,851
Axon Enterprise,
Inc.,144A,6.125%, 3/15/30
369,000 377,035
Trinity Industries,
Inc.,144A,7.75%, 7/15/28
250,000 256,424
(Cost $903,349)
903,310
Packaging & Containers
— 2.2%
Ardagh Group SA,144A,9.50%,
12/1/30
578,000 617,535

14 | DBX ETF Trust
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
Ardagh Metal Packaging Finance
USA LLC / Ardagh Metal
Packaging Finance PLC
144A,3.25%, 9/1/28
222,000 213,389
144A,4.00%, 9/1/29 (a)
383,000 363,605
144A,6.25%, 1/30/31
227,000 228,895
Ball Corp.
6.00%, 6/15/29
356,000 362,378
2.875%, 8/15/30
474,000 431,500
Canpack Group, Inc. / Canpack
SA,144A,6.00%, 5/15/31
160,000 160,884
Canpack SA / Canpack US
LLC,144A,3.875%, 11/15/29
291,000 275,449
Clydesdale Acquisition Holdings,
Inc.,144A,6.875%, 1/15/30
193,000 189,993
Crown Americas LLC,5.25%,
4/1/30
182,000 183,029
Graphic Packaging International
LLC
144A,3.50%, 3/15/28
150,000 145,256
144A,3.75%, 2/1/30 (a)
148,000 138,892
Mauser Packaging Solutions
Holding Co.
144A,7.875%, 4/15/30
973,000 983,554
144A,9.25%, 4/15/30
474,000 454,603
OI European Group
BV,144A,4.75%, 2/15/30
159,000 151,398
Owens-Brockway Glass
Container, Inc.,144A,7.25%,
5/15/31
230,000 226,440
Silgan Holdings, Inc.,4.125%,
2/1/28
209,000 206,458
Trivium Packaging Finance BV
144A,8.25%, 7/15/30
178,000 187,940
144A,12.25%, 1/15/31
220,000 242,913
(Cost $5,737,303)
5,764,111
Transportation — 0.2%
Pods LLC,144A,8.75%, 5/15/31
175,000 170,274
Seaspan Corp.,144A,5.50%,
8/1/29
257,000 246,014
(Cost $417,780)
416,288
Trucking & Leasing — 0.3%
FTAI Aviation Investors LLC
144A,5.50%, 5/1/28
367,000 366,772
144A,7.875%, 12/1/30
180,000 188,982
144A,7.00%, 5/1/31
220,000 228,253
(Cost $779,639)
784,007
Technology — 5.1%
Computers — 0.7%
McAfee Corp.,144A,7.375%,
2/15/30 (a)
632,000 541,027
NCR Atleos Corp.,144A,9.50%,
4/1/29
433,000 463,244
Principal
Amount $ Value $
NCR Voyix Corp.
144A,5.00%, 10/1/28
225,000 221,271
144A,5.125%, 4/15/29
149,000 145,978
Pitney Bowes, Inc.,144A,7.25%,
3/15/29
203,000 204,945
Seagate Data Storage
Technology Pte Ltd.
144A,8.25%, 12/15/29
128,000 133,498
144A,5.875%, 7/15/30
175,000 178,467
(Cost $1,932,976)
1,888,430
Office/Business Equipment
— 0.2%
Xerox Corp.
144A,10.25%, 10/15/30 (a)
152,000 133,821
144A,13.50%, 4/15/31 (a)
168,000 112,576
Xerox Holdings Corp.
144A,5.50%, 8/15/28
205,000 119,925
144A,8.875%, 11/30/29
189,000 85,995
(Cost $546,907)
452,317
Semiconductors — 0.6%
ams-OSRAM AG,144A,12.25%,
3/30/29
251,000 266,374
Entegris, Inc.
144A,4.375%, 4/15/28
154,000 151,924
144A,4.75%, 4/15/29
547,000 543,847
144A,3.625%, 5/1/29
142,000 135,719
144A,5.95%, 6/15/30
332,000 335,567
ON Semiconductor
Corp.,144A,3.875%, 9/1/28
257,000 250,864
(Cost $1,662,343)
1,684,295
Software — 3.6%
AthenaHealth Group,
Inc.,144A,6.50%, 2/15/30
853,000 823,004
Central Parent LLC / CDK Global
II LLC / CDK Financing Co.,
Inc.,144A,8.00%, 6/15/29
273,000 150,832
Central Parent, Inc. / CDK
Global, Inc.,144A,7.25%,
6/15/29
273,000 144,690
Cloud Software Group, Inc.
144A,6.50%, 3/31/29
1,439,000 1,428,809
144A,9.00%, 9/30/29
1,401,000 1,385,562
CoreWeave, Inc.
144A,9.25%, 6/1/30
723,000 738,156
144A,9.00%, 2/1/31 (a)
636,000 645,648
Fair Isaac Corp.,144A,4.00%,
6/15/28
333,000 326,142
Open Text Corp.
144A,3.875%, 2/15/28
335,000 325,143
144A,3.875%, 12/1/29
314,000 288,391
Open Text Holdings,
Inc.,144A,4.125%, 2/15/30
333,000 306,155
ROBLOX Corp.,144A,3.875%,
5/1/30
366,000 345,784

DBX ETF Trust | 15
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
Rocket Software, Inc.
144A,9.00%, 11/28/28
287,000 289,635
144A,6.50%, 2/15/29 (a)
212,000 198,460
SS&C Technologies,
Inc.,144A,5.50%, 9/30/27
748,000 748,399
Twilio, Inc.
3.625%, 3/15/29
209,000 201,368
3.875%, 3/15/31
175,000 164,747
UKG, Inc.,144A,6.875%, 2/1/31
912,000 896,972
(Cost $9,618,045)
9,407,897
Utilities — 2.3%
Electric — 2.1%
Clearway Energy Operating LLC
144A,4.75%, 3/15/28
310,000 307,865
144A,3.75%, 2/15/31
350,000 326,308
Continuum Energy Aura Pte
Ltd.,144A,9.50%, 2/24/27
166,000 167,182
ContourGlobal Power Holdings
SA,144A,6.75%, 2/28/30
189,000 193,358
EnfraGen Energia Sur SA /
EnfraGen Spain SA / Prime
Energia SpA,144A,5.375%,
12/30/30
248,483 230,890
NRG Energy, Inc.
5.75%, 1/15/28
209,000 209,357
144A,3.375%, 2/15/29
203,000 193,832
144A,5.25%, 6/15/29
278,000 276,704
144A,5.75%, 7/15/29
295,000 295,382
144A,3.625%, 2/15/31
382,000 354,445
Pattern Energy Operations LP
/ Pattern Energy Operations,
Inc.,144A,4.50%, 8/15/28
233,000 229,571
PG&E Corp.
5.00%, 7/1/28
392,000 390,318
5.25%, 7/1/30
369,000 365,316
Talen Energy Supply
LLC,144A,6.125%, 5/1/31
520,000 520,154
VoltaGrid LLC,144A,7.375%,
11/1/30
732,000 762,590
XPLR Infrastructure Operating
Partners LP
144A,4.50%, 9/15/27
232,000 230,575
144A,7.25%, 1/15/29 (a)
275,000 286,582
144A,8.375%, 1/15/31 (a)
310,000 332,530
(Cost $5,617,876)
5,672,959
Gas — 0.1%
AmeriGas Partners LP
/ AmeriGas Finance
Corp.,144A,9.50%, 6/1/30
(Cost $213,190)
205,000 220,581
Principal
Amount $ Value $
Water — 0.1%
Nova Securitisation
Sarl,144A,5.75%, 2/3/31
(Cost $305,519)
309,000 298,134
TOTAL CORPORATE BONDS
(Cost $259,455,049)
258,513,015
Number
of Shares
SECURITIES LENDING
COLLATERAL — 5.0%
DWS Government & Agency
Securities Portfolio
"DWS Government Cash
Institutional Shares", 3.53%
(c)(d)
(Cost $13,154,448)
13,154,448 13,154,448
CASH EQUIVALENTS — 1.6%
DWS Government Money Market
Series "Institutional Shares",
3.57% (c)
(Cost $4,326,023)
4,326,023 4,326,023
TOTAL INVESTMENTS
— 104.1%
(Cost $276,935,520)
275,993,486
Other assets and liabilities,
net — (4.1%)
(10,857,286)
NET ASSETS — 100.0%
265,136,200

16 | DBX ETF Trust
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
May 31, 2026 (Unaudited)
HiddenRow
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
SHYL-PH3
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2026 is as follows:
Value ($) at
8/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2026
Value ($) at
5/31/2026
SECURITIES LENDING COLLATERAL — 5.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.53% (c)(d)
8,751,783 4,402,665 (e) — — — 64,202 — 13,154,448 13,154,448
CASH EQUIVALENTS — 1.6%
DWS Government Money Market Series "Institutional Shares", 3.57% (c)
5,758,661 44,686,699 (46,119,337) — — 89,038 — 4,326,023 4,326,023
14,510,444 49,089,364 (46,119,337) — — 153,240 — 17,480,471 17,480,471
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2026 amounted to $12,866,262, which is 4.9% of net assets.
(b)
Investment was valued using significant unobservable inputs.
(c)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)
Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2026.
REIT: Real Estate Investment Trust
REGS: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of,
U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities
Act of 1933.
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Assets Level 1 Level 2 Level 3 Total
Corporate Bonds (a)
$ — $ 258,481,095 $ 31,920 $ 258,513,015
Short-Term Investments (a)
17,480,471 — — 17,480,471
TOTAL
$ 17,480,471 $ 258,481,095 $ 31,920 $ 275,993,486
(a)
See Schedule of Investments for additional detailed categorizations.